Subsequent Events (Details) - USD ($)														1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2024	Jan. 10, 2024	Dec. 11, 2023	Oct. 26, 2023	Oct. 24, 2023	Sep. 14, 2023	Jul. 17, 2023	Jul. 03, 2023	Jun. 03, 2023	May 04, 2023	Apr. 28, 2023	Sep. 30, 2022	Dec. 30, 2020	May 01, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2024	Oct. 05, 2023	Sep. 06, 2023	Aug. 04, 2023	Apr. 12, 2023	Jan. 01, 2023	Sep. 30, 2018
Subsequent Events [Line Items]
Legal fees								$ 90,000	$ 90,000	$ 90,000
Required payments						$ 3,500					$ 6,750		$ 276,430
Interest charge, percentage																		5.50%
Interest charge amount												$ 44,845							$ 10,783
Percentage of due and payable																150.00%		150.00%
Variable percentage																		80.00%
Own greater percentage																		4.99%
Debt premium notes																$ 103,089	$ 169,712	$ 292,404	157,446
Notes issued																			$ 4,000
Demand interest							14.00%											10.00%							26.00%
Fixed discount																		70.00%
Debt premium																		$ 7,714
Shares issued (in Shares)																20,000		20,000		6,029,598
Conversion share (in Shares)																		2,090,007	1,124,318
Common stock												441				$ 1,073		$ 930	$ 441
Weighted average price (in Dollars per share)																		$ 0.0135
Purchase Price																		$ 10,000,000
Company sold					$ 136,000
Receivables purchase amount					100,000
Principal amount payable					3,400		$ 90,400					$ 224,000						183,259	224,000				$ 183,259	$ 8,676,957		$ 4,788,642
Received amount		$ 121,225			96,875
Origination fee					3,000
Processing fee					125
Repurchase the receipts					127,000
Convertible notes																393,250		375,750	$ 390,000
Common stock in conversion principal balance																				$ 33,255
Additional paid in capital																				$ 17,907
Default Interest [Member]
Subsequent Events [Line Items]
Default interest																		$ 22
VWAP [Member]
Subsequent Events [Line Items]
Lowest volume weighted average price																		90.00%
Maximum [Member]
Subsequent Events [Line Items]
Principal amount payable																818						$ 49,000
Repurchase of option																258,750
Minimum [Member]
Subsequent Events [Line Items]
Required payments				$ 10,305.6
Principal amount payable																15,000						$ 322
Repurchase of option																$ 279,000
Common Stock [Member]
Subsequent Events [Line Items]
Own greater percentage			4.99%															4.99%
1800 Diagonal Lending LLC [Member]
Subsequent Events [Line Items]
Legal fees							5,000
Required payments							10,305.6											$ 10,305.6
Interest charge, percentage																		14.00%
Interest charge amount				$ 12,565			$ 12,565											$ 12,565
Demand interest				14.00%			14.00%
Convertible Note [Member]
Subsequent Events [Line Items]
Notes issued																		$ 6,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount			$ 40,000	$ 90,400
Including an original issue discount			$ 5,000	10,400
Bears interest, percentage			12.00%
Debt premium notes			$ 21,538											$ 5,143
Demand interest														10.00%
Fixed discount														70.00%
Common stock																					$ 10,000,000
Company sold	$ 310,500
Receivables purchase amount	225,000
Principal amount payable	11,942.31
Received amount	56,425
Origination fee	2
Processing fee	75
Repurchase the receipts					$ 118,000
Convertible notes														$ 6,000
Net of origination fee	4,500
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Conversion price, percentage			65.00%
Subsequent Event [Member] | 1800 Diagonal Lending LLC [Member]
Subsequent Events [Line Items]
Legal fees				$ 5,000
Common Stock [Member]
Subsequent Events [Line Items]
Variable percentage																		61.00%
Loans [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Processing fee	$ 164,000
Forecast [Member]
Subsequent Events [Line Items]
Company sold		173,750
Receivables purchase amount		125,000
Principal amount payable		8,687.5
Received amount		121,225
Origination fee		3,750
Processing fee		125
Repurchase the receipts		158,750
Repurchase of option		$ 147,500
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)															932,727
Forecast [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion share (in Shares)															2,850
Accrued dividends															$ 855